Board Approval	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Board Approval	33. Board Approval The Board of Directors approved and authorised for issue the financial statements on pages 176 to 247 in respect of the year ended 31 December 2022 on 1 March 2023.